FS Global Credit Opportunities Fund—T2 (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of March 31, 2019, the Company invested $6,599 in the Fund, representing approximately 100.1% of the Company’s net assets and approximately 0.4% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of March 31, 2019, the Company had $6,594 of net assets, 867,561 common shares outstanding and a NAV per common share of approximately $7.60.

The Fund’s unaudited consolidated schedule of investments as of March 31, 2019 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—52.1%
Aimmune Therapeutics, Inc.	(f)(r)	Pharmaceuticals, Biotechnology & Life Sciences	L+750	1.0%	1/3/25	$3,558	$3,558	$3,567
Aspect Software, Inc.	(r)(v)	Software & Services	L+500		1/15/24	11,136	9,864	9,827
Aspect Software, Inc.	(g)(r)(v)	Software & Services	L+500		7/15/23	1,743	1,743	1,743
AthenaHealth, Inc.		Health Care Equipment & Services	L+450		2/11/26	30,000	29,409	29,662
BCP Raptor II, LLC		Energy	L+475		11/3/25	27,000	26,496	25,623
Casablanca US Holdings Inc.	(e)	Consumer Services	L+400		3/29/24	20,566	20,382	19,923
CCS-CMGC Holdings, Inc.		Health Care Equipment & Services	L+550		10/1/25	19,950	19,761	19,152
CITGO Petroleum Corp.	(f)	Energy	L+500	1.0%	3/28/24	40,000	39,600	40,000
CLP Issuer, LLC	(r)	Diversified Financials	L+1000	1.0%	4/28/21	18,000	18,000	18,180
CLP Issuer, LLC	(g)(r)	Diversified Financials	L+1000	1.0%	4/28/21	9,000	9,000	9,090
Diamond Resorts International, Inc.	(e)	Consumer Services	L+375	1.0%	9/2/23	12,730	12,399	12,284
Diebold Nixdorf, Inc.	(r)	Technology Hardware & Equipment	L+925		8/30/22	14,781	15,087	15,723
Fairway Group Acquisition Co.	(i)(p)(r)(v)	Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		11/27/23	4,871	4,193	639
Fairway Group Acquisition Co.	(r)(v)	Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		11/27/23	7,658	7,658	7,438
Fairway Group Acquisition Co.	(g)(r)(v)	Food & Staples Retailing	L+400, 1,100 PIK (1,100 Max PIK)		8/28/23	1,101	1,101	1,101
Fairway Group Acquisition Co.	(r)(v)	Food & Staples Retailing	L+400, 1,100 PIK (1,100 Max PIK)		8/28/23	528	522	528
Fairway Group Acquisition Co.	(v)	Food & Staples Retailing	L+400, 1,100 PIK (1,100 Max PIK)		8/28/23	2,660	2,511	2,660
Getty Images, Inc.		Media	L+450		2/19/26	27,930	27,516	27,769
J. Crew Group, Inc.		Retailing	L+322	1.0%	3/5/21	29,419	20,675	20,299
JC Penney Corp., Inc.	(e)	Retailing	L+425	1.0%	6/23/23	46,497	43,144	41,421
Kronos Acquisition Holdings Inc.		Household & Personal Products	L+400		5/15/23	28,279	26,748	26,488
LD Intermediate Holdings, Inc.	(e)(f)	Software & Services	L+588	1.0%	12/9/22	15,789	14,787	13,757
LifeScan Global Corp.	(e)(f)	Health Care Equipment & Services	L+600		10/1/24	48,959	46,968	47,184
Mavenir Systems, Inc.	(e)	Software & Services	L+600	1.0%	5/8/25	26,798	26,309	26,714
McDermott Technology Americas Inc		Capital Goods	L+500	1.0%	5/10/25	19,942	19,125	19,160
Monitronics International, Inc.	(e)	Consumer Services	L+550	1.0%	9/30/22	56,486	54,711	47,508
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel	L+700, 50 PIK (50 Max PIK)	2.5%	12/5/19	2,878	2,243	256

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Origami Owl, LLC	(i)(p)(r)	Consumer Durables & Apparel	L+700, 50 PIK (50 Max PIK)	2.5%	12/5/19		$27,335	$21,167	$2,427
O&M Halyard, Inc.		Health Care Equipment & Services	L+450		4/30/25		10,893	8,352	8,320
Peninsula Pacific Entertainment, LLC	(g)	Consumer Services	L+725		11/13/24		1,000	995	998
Peninsula Pacific Entertainment, LLC		Consumer Services	L+725		11/13/24		9,000	8,958	8,978
Pioneer Energy Services Corp.		Energy	L+775		11/8/22		17,000	16,919	16,915
Propulsion Acquisition, LLC		Capital Goods	L+600	1.0%	7/13/21		15,733	15,229	15,576
Quest Software US Holdings Inc.	(e)	Software & Services	L+425		5/16/25		29,409	29,276	29,087
RentPath, LLC		Media	L+475	1.0%	12/17/21		995	840	753
Salt Creek Aggregator HoldCo, LLC	(r)	Energy	L+550		10/31/22		30,000	29,725	30,000
Sheridan Investment Partners I, LLC	(e)	Energy	L+350	0.8%	10/1/19		23,264	22,113	19,658
Sheridan Production Partners I-A, L.P.	(e)	Energy	L+350	0.8%	10/1/19		3,084	2,931	2,606
Sheridan Production Partners I-M, L.P.	(e)	Energy	L+350	0.8%	10/1/19		1,882	1,789	1,591
Staples Canada, ULC	(r)	Retailing	L+700	1.0%	9/12/24	C$	24,646	19,726	18,171
STL Parent Corp.		Capital Goods	L+700		12/5/22		$19,875	19,223	19,279
SunGard Availability Services Capital, Inc.	(i)(p)	Software & Services	L+1000	1.0%	10/1/22		16,514	15,870	14,243
SunGard Availability Services Capital, Inc.	(e)(f)(i)(p)	Software & Services	L+700	1.0%	9/30/21		25,389	24,472	17,328
Trico Group, LLC		Automobiles & Components	L+700	1.0%	2/2/24		29,813	28,637	28,210
Uniti Group LP	(f)	Real Estate	L+500	1.0%	10/24/22		35,862	33,671	35,115
Windstream Services, LLC	(f)(p)	Telecommunication Services	P+300		4/24/20		10,000	9,325	9,731
Windstream Services, LLC	(e)(p)	Telecommunication Services	P+500	0.8%	3/29/21		20,015	19,429	20,118
Wok Holdings Inc.		Consumer Services	L+650		3/1/26		20,000	19,802	19,771

Total Senior Secured Loans—First Lien								851,959	806,571
Unfunded Loan Commitments								(12,839)	(12,839)

Net Senior Secured Loans—First Lien								839,120	793,732

Senior Secured Loans—Second Lien—16.8%
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24		60,000	58,030	60,000
Fairway Group Acquisition Co.	(i)(p)(r)(v)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24		4,337	3,679	—
Gigamon, Inc.	(e)	Software & Services	L+850	1.0%	12/26/25		50,000	49,199	50,125
Ivanti Software, Inc.	(e)	Software & Services	L+900	1.0%	1/20/25		20,000	19,765	19,413
LBM Borrower, LLC		Capital Goods	L+925	1.0%	8/20/23		27,300	27,179	26,754

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
MLN US Holdco LLC	(e)	Telecommunication Services	L+875		11/30/26	$22,500	$21,681	$22,125
NGS US Finco, LLC		Energy	L+850	1.0%	4/1/26	30,000	29,569	30,375
UFC Holdings, LLC	(e)	Media	L+750	1.0%	8/18/24	25,000	24,823	25,177
Virtus Partners Holdings, LLC	(r)	Software & Services	4.0%, 8.0% PIK (8.0% Max PIK)		11/17/22	20,562	20,196	22,823

Total Senior Secured Loans—Second Lien							254,121	256,792

Senior Secured Bonds—25.6%
Ardonagh Midco 3 PLC	(o)	Diversified Financials	8.4%		7/15/23	£9,000	10,080	10,243
Ardonagh Midco 3 PLC	(f)(n)(o)	Diversified Financials	8.6%		7/15/23	$9,160	7,940	7,916
Ardonagh Midco 3 PLC	(n)(o)	Diversified Financials	8.6%		7/15/23	22,410	20,082	19,273
CITGO Holding, Inc.	(n)(o)	Energy	10.8%		2/15/20	43,960	44,181	45,095
CSVC Acquisition Corp.	(m)(n)(o)	Diversified Financials	7.8%		6/15/25	40,272	36,193	31,161
Diamond Resorts International, Inc.	(n)(o)	Consumer Services	7.8%		9/1/23	1,630	1,601	1,632
Digicel International Finance Limited	(n)(o)	Telecommunication Services	8.8%		5/25/24	20,000	19,888	19,725
Frontier Communications Corp.	(n)(o)	Telecommunication Services	8.0%		4/1/27	35,000	35,000	36,225
Gogo Intermediate Holdings LLC	(n)(o)	Software & Services	12.5%		7/1/22	56,000	57,995	60,585
J. Crew Brand, LLC	(n)(o)	Retailing	13.0%		9/15/21	33,259	33,073	35,462
JC Penney Corp., Inc.	(n)(o)	Retailing	5.9%		7/1/23	2,000	1,707	1,693
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	30,000	30,000	31,088
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.0%		7/15/22	18,173	18,257	15,356
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.5%		7/15/24	33,853	34,152	26,127
Navios Logistics Finance, Inc.	(n)(o)	Transportation	7.3%		5/1/22	35,000	32,977	32,386
Neovia Logistics Services, LLC	(n)(o)	Transportation	8.9%		8/1/20	3,000	2,807	2,861
O&M Halyard, Inc.	(f)(o)	Health Care Equipment & Services	3.9%		9/15/21	1,750	1,400	1,400
O&M Halyard, Inc.	(f)(o)	Health Care Equipment & Services	4.4%		12/15/24	7,500	4,856	4,901
Par Pharmaceutical, Inc.	(n)(o)	Pharmaceuticals, Biotechnology & Life Sciences	7.5%		4/1/27	5,000	5,000	5,078
Uniti Group LP	(n)(o)	Real Estate	6.0%		4/15/23	2,000	1,794	1,897

Total Senior Secured Bonds							398,983	390,104

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Subordinated Debt—26.9%
Avantor, Inc.	(n)(o)	Materials	9.0%		10/1/25	$23,671	$23,744	$25,653
CIS General Insurance Ltd.	(o)	Insurance	12.0%		5/8/25	£55,200	81,518	79,573
Diamond Resorts International, Inc.	(n)(o)	Consumer Services	10.8%		9/1/24	$31,219	30,342	29,605
Enviva Partners, LP	(m)	Energy	8.5%		11/1/21	40,640	42,331	42,426
Extraction Oil & Gas, Inc.	(n)(o)	Energy	7.4%		5/15/24	22,636	21,012	18,929
Freedom Mortgage Corp	(n)(o)	Diversified Financials	10.8%		4/1/24	50,000	49,063	49,215
Frontier Communications Corp.	(o)	Telecommunication Services	10.5%		9/15/22	20,000	14,499	15,300
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	9.0%		8/15/23	48,550	45,343	41,996
Montage Resources Corp.	(m)(o)	Energy	8.9%		7/15/23	40,205	37,608	38,371
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	36,867	36,650	36,786
SunGard Availability Services Capital, Inc.	(i)(n)(o)(p)	Software & Services	8.8%		4/1/22	37,860	28,844	2,019
Team Health Holdings, Inc.	(n)(o)	Health Care Equipment & Services	6.4%		2/1/25	2,000	1,610	1,629
Uniti Group LP	(n)(o)	Real Estate	7.1%		12/15/24	16,000	14,814	13,860
Uniti Group LP	(o)	Real Estate	8.3%		10/15/23	16,000	15,107	14,480

Total Subordinated Debt							442,485	409,842

Collateralized Securities—2.3%
Deutsche Bank AG Frankfurt (CRAFT 2017-1)	(m)(n)(r)	Diversified Financials	13.9%		10/20/26	35,000	34,979	34,738

Total Collateralized Securities							34,979	34,738

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—8.9%
Aspect Software Parent, Inc., Warrants	(i)(r)(v)	Software & Services		598,778	$—	$—
Avantor, Inc., Warrants, 11/21/2024	(i)(r)	Materials		39,135	2,752	5,906
Avantor, Inc., Preferred Equity	(m)(r)	Materials	12.5% PIK (12.5% Max PIK)	64,344	59,999	70,617
Avaya Inc., Common Equity	(i)(o)	Technology Hardware & Equipment		1,007,112	19,562	16,950
Bright Pattern, Inc., Common Equity	(i)(r)(v)	Software & Services		599,720	973	973
Chinos Holdings, Inc., Series A Preferred Equity	(m)(r)	Retailing	5.0%, 2.0% PIK (2.0% Max PIK)	18,284	5,865	8,485
Chinos Holdings, Inc., Common Equity	(i)(r)	Retailing		1,568,652	172	1,443
Enviva Partners, LP, Common Equity	(m)	Energy		277,244	4,331	8,941
Fairway Group Holdings Corp., Common Equity	(i)(r)(v)	Food & Staples Retailing		76,517	2,458	—
iPath Series B S&P 500 VIX Short-Term Futures ETN, Put Option, Strike: $45.00	(i)(m)(s)	Diversified Financials		7,500	302	39
iShares Trust - iShares Russell 2000 ETF, Put Option, Strike: $146.00	(i)(m)(t)	Diversified Financials		7,000	1,276	1,092
Northern Oil and Gas, Inc., Put Option, Strike: $1.50	(i)(m)(u)	Energy		15,000	276	42
Northern Oil and Gas, Inc., Common Equity	(i)(m)(n)	Energy		3,057,559	10,549	8,378
Northern Oil and Gas, Inc., Warrants, 4/30/2019	(i)(r)	Energy		1	1,930	2,410
Ridgeback Resources Inc., Common Equity	(i)(r)	Energy		1,960,162	12,044	9,317
Selecta Group B.V., Contingent Value Notes	(h)(i)	Retailing		7	3	2
Selecta Group B.V., Warrants, 6/20/2020	(h)(i)	Retailing		98	2	2
TE Holdings, LLC, Preferred Equity		Energy	8.0% PIK (8.0% Max PIK)	216,711	2,164	542
TE Holdings, LLC, Common Equity	(i)(q)	Energy		326,925	2,779	184
White Star Petroleum Holdings, LLC, Common Equity	(i)(q)(r)	Energy		2,969,914	2,524	668

Total Equity/Other					129,961	135,991

TOTAL INVESTMENTS—132.6%					$2,099,649	2,021,199

Liabilities in Excess of Other Assets—(32.6)%	(j)					(496,790)

NET ASSETS—100.0%						$1,524,409

Shares Outstanding						198,787,910
Net Asset Value per Common Share at End of Period						$7.67

C$ – Canadian Dollar.

£ – British Pound.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(in thousands, except share and per share amounts)

Options Written

Description	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
iPath S&P 500 VIX Short-Term Futures ETN	Call Option	$56.00	4/18/19	(7,500)	$(66)	$(12)
iShares Trust - iShares Russell 2000 ETF	Put Option	$130.00	5/17/19	(7,000)	(320)	(143)

Total Options Written					$(386)	$(155)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	4/18/19	USD	27,672	CAD	37,000	$(36)
JPMorgan Chase Bank, N.A.	4/18/19	USD	91,226	GBP	69,500	590

						$554

CAD—Canadian Dollar.

GBP—British Pound.

USD—U.S. Dollar.

Centrally Cleared Credit Default Swaps on Corporate Issues—Buy Protection(r)

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2019(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
High Yield ETF CDS	JPMorgan Chase Bank, N.A.	3.3%	Diversified Financials	5.0%	12/20/23	$(40,000)	$(2,661)	$(212)	$(2,449)

							$(2,661)	$(212)	$(2,449)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection(r)

Reference Entity	Counterparty	Implied Credit Spread at March 31, 2019(k)	Industry	Fixed Deal Receive Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	JPMorgan Chase Bank, N.A.	13.3%	Telecommunication Services	5.0%	6/20/20	$8,000	$(700)	$(734)	$34
Frontier Communications Corp.	JPMorgan Chase Bank, N.A.	14.9%	Telecommunication Services	5.0%	12/20/20	$23,000	(3,212)	(2,078)	(1,134)

							$(3,912)	$(2,812)	$(1,100)

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)

Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of March 31, 2019, the three-month London Interbank Offered Rate (“L”) was 2.60% and the Prime Rate (“P”) was 5.50%. PIK means paid-in-kind. PIK income accruals may be adjusted based on the fair value of the underlying investment.

(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)

Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

(e)

Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.

(f)	Position or portion thereof unsettled as of March 31, 2019.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly—owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of forward foreign currency exchange contracts, credit default swap positions and options written.
(k)

Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.

(l)	The maximum potential amount the Fund could receive/pay as a buyer/seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(n)

Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $636,368, which represents approximately 41.7% of net assets as of March 31, 2019. As of March 31, 2019, the Fund held one restricted security as to resale, Northern Oil and Gas, Inc., Common Equity, which the Fund had acquired on July 17, 2018 at a cost of $10,549. Total market value of the restricted security amounts to $8,378, which represents approximately 0.5% of net assets as of March 31, 2019.

(o)

Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL.

(p)	Security was on non-accrual status as of March 31, 2019.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(s)	Options expire on April 18, 2019.
(t)	Options expire on May 17, 2019.
(u)	Options expire on June 21, 2019.
(v)

Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of a portfolio company. As of March 31, 2019, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” The following table presents certain information with respect to such portfolio companies for the three months ended March 31, 2019:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company	Fair Value at December 31, 2018	Gross Additions(1)	Gross Reductions(2)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at March 31, 2019	Interest Income(3)	PIK Income(3)
Senior Secured Loans—First Lien
Aspect Software, Inc.	$5,118	$—	$(5,353)	$(1,438)	$1,673	$—	$—	$—
Aspect Software, Inc.	7,008	—	(7,472)	(1,908)	2,372	—	—	—
Aspect Software, Inc.	—	9,864	—	—	(37)	9,827	134	—
Aspect Software, Inc.(4)	—	—	—	—	—	—	1	—
Fairway Group Acquisition Co.	624	—	—	—	15	639	—	—
Fairway Group Acquisition Co.	7,219	225	—	—	(6)	7,438	—	223
Fairway Group Acquisition Co.(5)	514	15	—	—	(1)	528	14	14
Fairway Group Acquisition Co.	2,588	78	—	—	(6)	2,660	25	72
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	—	—	—	—	—	—	—	—
Equity/Other
Aspect Software Parent, Inc., Warrants	—	—	—	(39,206)	39,206	—	—	—
Bright Pattern, Inc., Common Equity	—	973	—	—	—	973	—	—
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—

Total	$23,071	$11,155	$(12,825)	$(42,552)	$43,216	$22,065	$174	$309

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, PIK interest, the amortization of unearned income, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company into this category from a different category.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales, the exchange of one or more existing securities for one or more new securities and/or the movement of an existing portfolio company out of this category into a different category.

(3)	Interest and PIK income are presented for the full three months ended March 31, 2019.
(4)	Security is an unfunded commitment with amortized cost of $1,743 and fair value of $1,743.
(5)	Security includes a partially unfunded commitment with amortized cost of $1,101 and fair value of $1,101.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$839,120	$793,732	39%
Senior Secured Loans—Second Lien	254,121	256,792	13%
Senior Secured Bonds	398,983	390,104	19%
Subordinated Debt	442,485	409,842	20%
Collateralized Securities	34,979	34,738	2%
Equity/Other	129,961	135,991	7%

Total	$2,099,649	$2,021,199	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of a portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of March 31, 2019, the Fund held investments in three portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control,” each as defined in the 1940 Act. For additional information with respect to such portfolio companies, see footnote (v) to the unaudited consolidated schedule of investments as of March 31, 2019 included herein.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2019, the Fund had four senior secured loan investments with aggregate unfunded commitments of $12,839. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of March 31, 2019:

Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$28,210	1%
Capital Goods	177,555	9%
Consumer Durables & Apparel	44,166	2%
Consumer Services	139,704	7%
Diversified Financials	171,947	8%
Energy	342,071	17%
Food & Staples Retailing	11,265	1%
Health Care Equipment & Services	112,248	6%
Household & Personal Products	68,484	3%
Insurance	79,573	4%
Materials	133,264	7%
Media	53,699	3%
Pharmaceuticals, Biotechnology & Life Sciences	8,645	0%
Real Estate	65,352	3%
Retailing	126,978	6%
Software & Services	266,894	13%
Technology Hardware & Equipment	32,673	2%
Telecommunication Services	123,224	6%
Transportation	35,247	2%

Total	$2,021,199	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of March 31, 2019:

Geographic Locations(1)	Fair Value	Percentage of Portfolio
United States	$1,822,239	90%
Europe	151,747	8%
Other	47,213	2%

Total	$2,021,199	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2019, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$699,949	$93,783	$793,732
Senior Secured Loans—Second Lien	—	233,969	22,823	256,792
Senior Secured Bonds	—	390,104	—	390,104
Subordinated Debt	—	409,842	—	409,842
Collateralized Securities	—	—	34,738	34,738
Equity/Other	35,442	730	99,819	135,991

Total Investments	35,442	1,734,594	251,163	2,021,199

Forward Foreign Currency Exchange Contracts	—	590	—	590

Total	$35,442	$1,735,184	$251,163	$2,021,789

Liability Description	Level 1	Level 2	Level 3	Total
Options Written	$—	$155	$—	$155
Forward Foreign Currency Exchange Contracts	—	36	—	36
Credit Default Swaps—Buy Protection	—	—	2,661	2,661
Credit Default Swaps—Sell Protection	—	—	3,912	3,912

Total	$—	$191	$6,573	$6,764

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2019:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$91,637	$20,231	$41,996	$91,469	$245,333
Accretion of discount (amortization of premium)	66	20	—	122	208
Net realized gain (loss)	(3,386)	—	62	(39,206)	(42,530)
Net change in unrealized appreciation (depreciation)	5,070	2,166	(543)	44,289	50,982
Purchases	13,385	—	—	973	14,358
Paid-in-kind interest	312	406	—	2,172	2,890
Sales and repayments	(13,301)	—	(6,777)	—	(20,078)
Net transfers in or out of Level 3	—	—	—	—	—

Fair value at end of period	$93,783	$22,823	$34,738	$99,819	$251,163

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$382	$2,166	$(359)	$5,085	$7,274

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation of centrally cleared credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2019:

Fair value at beginning of period	$(687)
Net realized gain (loss)	(321)
Net change in unrealized appreciation (depreciation)	(1,813)
Swap premiums paid	—
Coupon payments paid	385
Premiums received on exit	(225)
Net transfers in or out of Level 3	—

Fair value at end of period	$(2,661)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to centrally cleared credit default swaps—buy protection still held at the reporting date	$(1,864)

The following is a reconciliation of centrally cleared credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended March 31, 2019:

Fair value at beginning of period	$(10,688)
Net realized gain (loss)	(268)
Net change in unrealized appreciation (depreciation)	3,549
Swap premiums received	—
Coupon payments received	(480)
Premiums paid on exit	3,975
Net transfers in or out of Level 3	—

Fair value at end of period	$(3,912)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to centrally cleared credit default swaps—sell protection still held at the reporting date	$3,549